Quarterly Report
September 30, 2020
MFS®  Total Return Series
MFS® Variable Insurance Trust
VTR-Q3

Portfolio of Investments
9/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 58.9%
Aerospace – 2.3%
Honeywell International, Inc.	150,831	$24,828,291
L3Harris Technologies, Inc.	50,825	8,632,118
Lockheed Martin Corp.	26,676	10,224,377
Northrop Grumman Corp.	37,271	11,758,628
		$55,443,414
Alcoholic Beverages – 0.4%
Diageo PLC	277,866	$9,519,188
Automotive – 0.8%
Aptiv PLC	46,739	$4,285,032
Lear Corp.	100,876	11,000,528
LKQ Corp. (a)	167,044	4,632,130
		$19,917,690
Broadcasting – 0.1%
Omnicom Group, Inc.	40,340	$1,996,830
Brokerage & Asset Managers – 2.8%
BlackRock, Inc.	18,803	$10,596,431
Blackstone Group, Inc.	125,392	6,545,462
Cboe Global Markets, Inc.	92,921	8,152,889
Charles Schwab Corp.	390,936	14,163,611
Invesco Ltd.	368,761	4,207,563
NASDAQ, Inc.	64,495	7,914,181
T. Rowe Price Group, Inc.	53,430	6,850,795
TD Ameritrade Holding Corp.	218,752	8,564,141
		$66,995,073
Business Services – 2.7%
Accenture PLC, “A”	102,881	$23,250,077
Amdocs Ltd.	129,156	7,414,846
Equifax, Inc.	51,185	8,030,927
Fidelity National Information Services, Inc.	83,405	12,278,050
Fiserv, Inc. (a)	128,244	13,215,544
		$64,189,444
Cable TV – 2.2%
Comcast Corp., “A”	1,122,640	$51,933,326
Chemicals – 1.2%
3M Co.	76,662	$12,279,719
PPG Industries, Inc.	135,813	16,580,051
		$28,859,770
Computer Software – 3.1%
Adobe Systems, Inc. (a)	29,730	$14,580,484
Microsoft Corp.	243,299	51,173,079
Oracle Corp.	149,378	8,917,866
		$74,671,429
Computer Software - Systems – 1.0%
Apple, Inc.	208,741	$24,174,295

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.6%
Masco Corp.	385,992	$21,279,739
Otis Worldwide Corp.	61,934	3,865,920
Stanley Black & Decker, Inc.	52,358	8,492,468
Vulcan Materials Co.	37,113	5,030,296
		$38,668,423
Consumer Products – 0.9%
Colgate-Palmolive Co.	142,775	$11,015,091
Kimberly-Clark Corp.	69,607	10,278,170
		$21,293,261
Electrical Equipment – 0.8%
Johnson Controls International PLC	449,822	$18,375,229
Electronics – 3.2%
Applied Materials, Inc.	133,072	$7,911,130
Intel Corp.	434,912	22,519,743
NXP Semiconductors N.V.	73,061	9,118,744
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	218,998	17,754,168
Texas Instruments, Inc.	138,335	19,752,855
		$77,056,640
Energy - Independent – 0.8%
ConocoPhillips	154,917	$5,087,474
Hess Corp.	186,950	7,651,864
Pioneer Natural Resources Co.	30,977	2,663,712
Valero Energy Corp.	73,335	3,176,872
		$18,579,922
Energy - Integrated – 0.1%
BP PLC	989,802	$2,876,232
Food & Beverages – 2.7%
Archer Daniels Midland Co.	229,959	$10,690,794
Danone S.A.	142,371	9,217,480
General Mills, Inc.	152,562	9,410,024
J.M. Smucker Co.	43,711	5,049,495
Mondelez International, Inc.	127,102	7,302,010
Nestle S.A.	127,419	15,126,207
PepsiCo, Inc.	59,671	8,270,401
		$65,066,411
Food & Drug Stores – 0.7%
Wal-Mart Stores, Inc.	112,495	$15,739,176
Health Maintenance Organizations – 1.4%
Cigna Corp.	201,371	$34,114,261
Insurance – 3.0%
AON PLC	104,280	$21,512,964
Chubb Ltd.	166,505	19,334,561
Marsh & McLennan Cos., Inc.	71,501	8,201,165
Reinsurance Group of America, Inc.	43,313	4,122,964
Travelers Cos., Inc.	112,645	12,187,063
Willis Towers Watson PLC	29,532	6,166,872
		$71,525,589

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 0.4%
Alphabet, Inc., “A” (a)	6,082	$8,913,779
Leisure & Toys – 0.3%
Electronic Arts, Inc. (a)	53,725	$7,006,277
Machinery & Tools – 2.3%
Caterpillar, Inc.	63,444	$9,462,673
Eaton Corp. PLC	288,769	29,463,101
Ingersoll Rand, Inc. (a)	220,776	7,859,626
Trane Technologies PLC	65,453	7,936,176
		$54,721,576
Major Banks – 4.1%
Bank of America Corp.	876,746	$21,120,811
Goldman Sachs Group, Inc.	177,299	35,631,780
JPMorgan Chase & Co.	343,810	33,098,589
PNC Financial Services Group, Inc.	64,150	7,050,726
		$96,901,906
Medical & Health Technology & Services – 1.2%
McKesson Corp.	92,734	$13,810,874
Quest Diagnostics, Inc.	137,236	15,712,150
		$29,523,024
Medical Equipment – 3.4%
Becton, Dickinson and Co.	37,803	$8,796,002
Danaher Corp.	123,402	26,572,153
Medtronic PLC	264,735	27,511,261
Thermo Fisher Scientific, Inc.	40,651	17,948,229
		$80,827,645
Metals & Mining – 0.2%
Rio Tinto PLC	81,133	$4,895,410
Natural Gas - Distribution – 0.1%
Sempra Energy	28,719	$3,399,181
Natural Gas - Pipeline – 0.3%
Enterprise Products Partners LP	419,279	$6,620,415
Other Banks & Diversified Financials – 2.0%
Northern Trust Corp.	93,938	$7,324,346
Truist Financial Corp.	700,657	26,659,999
U.S. Bancorp	404,432	14,498,887
		$48,483,232
Pharmaceuticals – 4.8%
Bayer AG	82,287	$5,143,209
Eli Lilly & Co.	71,135	10,529,403
Johnson & Johnson	325,564	48,469,968
Merck & Co., Inc.	341,618	28,337,213
Pfizer, Inc.	257,000	9,431,900
Roche Holding AG	40,647	13,907,933
		$115,819,626
Railroad & Shipping – 1.3%
Union Pacific Corp.	159,276	$31,356,666

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 0.5%
Public Storage, Inc., REIT	18,742	$4,174,218
STORE Capital Corp., REIT	307,603	8,437,551
		$12,611,769
Restaurants – 0.5%
Starbucks Corp.	126,465	$10,865,873
Specialty Chemicals – 0.6%
Axalta Coating Systems Ltd. (a)	295,479	$6,550,769
DuPont de Nemours, Inc.	140,304	7,784,066
		$14,334,835
Specialty Stores – 1.1%
Home Depot, Inc.	38,584	$10,715,163
Target Corp.	98,244	15,465,570
		$26,180,733
Telecommunications - Wireless – 0.4%
T-Mobile USA, Inc. (a)	83,462	$9,544,714
Tobacco – 1.1%
Altria Group, Inc.	45,608	$1,762,293
Philip Morris International, Inc.	311,193	23,336,363
		$25,098,656
Trucking – 0.3%
United Parcel Service, Inc., “B”	38,094	$6,347,603
Utilities - Electric Power – 2.2%
Duke Energy Corp.	241,457	$21,383,432
Exelon Corp.	275,328	9,845,729
Pinnacle West Capital Corp.	46,945	3,499,750
Public Service Enterprise Group, Inc.	70,825	3,889,001
Southern Co.	268,303	14,547,389
		$53,165,301
Total Common Stocks		$1,407,613,824
Bonds – 38.5%
Aerospace – 0.3%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$1,108,000	$1,238,313
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025 (n)	591,000	649,388
L3Harris Technologies, Inc., 3.85%, 6/15/2023	2,506,000	2,713,128
Lockheed Martin Corp., 2.8%, 6/15/2050	433,000	455,103
Raytheon Technologies Corp., 4.125%, 11/16/2028	1,778,000	2,105,374
		$7,161,306
Apparel Manufacturers – 0.0%
NIKE, Inc., “B”, 3.25%, 3/27/2040	$880,000	$1,006,820
Asset-Backed & Securitized – 4.7%
ALM Loan Funding, CLO, 2013-7R2A, “A1B2”, FLR, 1.675% (LIBOR - 3mo. + 1.4%), 10/15/2027 (n)	$4,410,000	$4,269,079
AREIT CRE Trust, 2018-CRE2, “A”, FLR, 1.132% (LIBOR - 1mo. + 0.98%), 11/14/2035 (n)	1,564,851	1,538,444
AREIT CRE Trust, 2019-CRE3, “AS”, FLR, 1.452% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	3,366,000	3,203,712
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023 (n)	3,880,000	3,970,431
Bancorp Commercial Mortgage Trust, 2018-CRE4, “A”, FLR, 1.052% (LIBOR - 1mo. + 0.9%), 9/15/2035 (n)	700,877	691,750
Bancorp Commercial Mortgage Trust, 2019-CRE6, “AS”, FLR, 1.452% (LIBOR - 1mo. + 1.3%), 9/15/2036 (n)	3,469,924	3,327,289
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.744% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	1,072,857	1,111,265

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BDS Ltd., 2019-FL4, “A”, FLR, 1.55% (LIBOR - 1mo. + 1.4%), 8/15/2035 (n)	$4,179,000	$4,137,309
BDS Ltd., 2019-FL4, “A”, FLR, 1.25% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	2,416,000	2,393,350
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	660,358	674,811
Commercial Mortgage Pass-Through Certificates, 2019-BN17, “A4”, 3.714%, 4/15/2052	2,789,000	3,238,277
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,980,975	4,402,897
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,316,427	2,552,495
Cutwater Ltd., 2015-1A, “AR”, FLR, 1.495% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	4,334,198	4,309,043
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 1.175% (LIBOR - 3mo. + 0.9%), 4/15/2029 (n)	2,088,000	2,065,349
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 1.295% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	4,414,000	4,361,650
Exantas Capital Corp. CLO Ltd., 2019-RS07, “A”, FLR, 1.15% (LIBOR - 1mo. + 1%), 4/15/2036 (n)	331,574	326,968
Exeter Automobile Receivables Trust, 2020-1, 2.26%, 4/15/2024 (n)	720,000	730,716
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 1.775% (LIBOR - 3mo. + 1.5%), 1/15/2027 (n)	1,330,000	1,321,916
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.501% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	1,638,500	1,623,306
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	799,873	810,313
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	261,795	273,807
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	4,243,101	4,636,554
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.047%, 11/10/2052	2,182,474	2,446,063
GS Mortgage Securities Trust, 2020-GC45, “A5”, 2.91%, 2/13/2053	2,001,659	2,236,055
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	4,880,000	5,348,073
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	3,256,792	3,537,159
KKR Real Estate Financial Trust, Inc., 2018-FL1, “A”, FLR, 1.25% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)	2,180,000	2,163,650
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.278% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)	4,395,000	4,320,834
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,600,004	1,808,305
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	1,456,742	1,647,608
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 2.071% (LIBOR - 3mo. + 1.8%), 4/18/2025 (n)	4,534,203	4,523,063
Neuberger Berman CLO Ltd., 2015-20, “AR”, FLR, 1.075% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)	1,799,790	1,783,083
Oaktree CLO Ltd., 2015-1A, “A2AR”, FLR, 1.622% (LIBOR - 3mo. + 1.35%), 10/20/2027 (n)	809,537	790,671
Residential Funding Mortgage Securities, Inc., FGIC, 5.32%, 12/25/2035	264,223	263,307
Santander Retail Auto Lease Trust, 2020-A, “B”, 1.88%, 3/20/2024 (n)	1,631,000	1,663,813
Sound Point CLO Ltd., 2015-3A, “AR”, FLR, 1.162% (LIBOR - 3mo. + 0.89%), 1/20/2028 (n)	406,997	405,616
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	2,950,000	3,413,002
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 9/15/2052	2,461,404	2,709,273
Venture Corp. Ltd., FLR, 1.455% (LIBOR - 3mo. + 1.2%), 2/28/2026 (n)	4,608,000	4,499,394
Verizon Owner Trust, 2020-A, “B”, 1.98%, 7/22/2024	2,616,000	2,705,106
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	1,468,342	1,472,512
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	4,315,766	4,757,334
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	3,579,870	4,036,221
		$112,500,873
Automotive – 0.6%
General Motors Co., 6.75%, 4/01/2046	$1,124,000	$1,383,618
General Motors Financial Co., Inc., 4.35%, 4/09/2025	640,000	694,287
General Motors Financial Co., Inc., 2.75%, 6/20/2025	1,174,000	1,201,141
Hyundai Capital America, 2.65%, 2/10/2025 (n)	1,073,000	1,104,975
Hyundai Capital America, 3%, 2/10/2027 (n)	1,846,000	1,907,418
Lear Corp., 3.8%, 9/15/2027	2,474,000	2,611,038
Lear Corp., 4.25%, 5/15/2029	875,000	947,263
Magna International, Inc., 2.45%, 6/15/2030	2,523,000	2,657,619
Toyota Motor Credit Corp., 3.375%, 4/01/2030	1,286,000	1,482,404
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	1,010,000	1,102,865
		$15,092,628
Broadcasting – 0.2%
RELX Capital, Inc., 3%, 5/22/2030	$707,000	$773,057
Walt Disney Co., 3.5%, 5/13/2040	1,654,000	1,870,023
Walt Disney Co., 3.6%, 1/13/2051	1,015,000	1,143,811
		$3,786,891

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 0.5%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$750,000	$781,349
E*TRADE Financial Corp., 4.5%, 6/20/2028	1,107,000	1,298,915
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	410,000	424,735
Intercontinental Exchange, Inc., 4%, 10/15/2023	1,061,000	1,168,161
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	2,439,000	2,520,536
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	723,000	718,350
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	1,462,000	1,507,425
Raymond James Financial, Inc., 4.95%, 7/15/2046	2,325,000	3,006,896
		$11,426,367
Building – 0.2%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$1,146,000	$1,328,461
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	927,000	1,041,981
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	258,000	268,763
Masco Corp., 4.375%, 4/01/2026	1,938,000	2,249,908
Vulcan Materials Co., 3.5%, 6/01/2030	437,000	489,406
		$5,378,519
Business Services – 0.5%
Equinix, Inc., 2.625%, 11/18/2024	$3,239,000	$3,443,886
Equinix, Inc., 1.8%, 7/15/2027	2,070,000	2,089,337
Fiserv, Inc., 2.65%, 6/01/2030	489,000	526,206
Fiserv, Inc., 4.4%, 7/01/2049	1,654,000	2,074,779
Tencent Holdings Ltd., 2.39%, 6/03/2030 (n)	1,814,000	1,844,532
Verisk Analytics, Inc., 4.125%, 3/15/2029	2,462,000	2,903,417
		$12,882,157
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	$491,000	$582,994
Comcast Corp., 3.45%, 2/01/2050	1,746,000	1,972,384
Comcast Corp., 2.8%, 1/15/2051	1,055,000	1,067,558
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	1,514,000	1,496,253
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	2,855,000	4,372,745
		$9,491,934
Chemicals – 0.1%
Sherwin-Williams Co., 4.5%, 6/01/2047	$1,201,000	$1,491,982
Computer Software – 0.2%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)	$1,857,000	$2,099,195
Microsoft Corp., 2.525%, 6/01/2050	2,278,000	2,382,375
		$4,481,570
Computer Software - Systems – 0.3%
Apple, Inc., 2.85%, 5/11/2024	$2,162,000	$2,332,864
Apple, Inc., 2.05%, 9/11/2026	432,000	461,892
Apple, Inc., 3.35%, 2/09/2027	647,000	739,998
Apple, Inc., 3.85%, 5/04/2043	1,303,000	1,624,403
Apple, Inc., 3.85%, 8/04/2046	1,082,000	1,347,337
		$6,506,494
Conglomerates – 0.3%
Carrier Global Corp., 3.377%, 4/05/2040 (n)	$1,081,000	$1,132,590
Roper Technologies, Inc., 4.2%, 9/15/2028	900,000	1,073,728
Roper Technologies, Inc., 2.95%, 9/15/2029	551,000	606,502
Roper Technologies, Inc., 2%, 6/30/2030	1,731,000	1,764,568
Westinghouse Air Brake Co., 3.2%, 6/15/2025	920,000	969,825
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	2,041,000	2,378,402
		$7,925,615

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 0.3%
Estee Lauder Cos., Inc., 2.6%, 4/15/2030	$1,048,000	$1,144,944
Kimberly-Clark Corp., 3.1%, 3/26/2030	290,000	332,678
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	3,463,000	3,742,212
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	1,097,000	1,167,979
		$6,387,813
Consumer Services – 0.8%
Amazon.com, Inc., 2.5%, 6/03/2050	$1,806,000	$1,842,155
Booking Holdings, Inc., 2.75%, 3/15/2023	3,809,000	3,998,357
Booking Holdings, Inc., 4.5%, 4/13/2027	524,000	615,251
Experian Finance PLC, 4.25%, 2/01/2029 (n)	1,699,000	2,020,848
IHS Markit Ltd., 3.625%, 5/01/2024	385,000	416,147
IHS Markit Ltd., 4.75%, 2/15/2025 (n)	634,000	718,297
IHS Markit Ltd., 4%, 3/01/2026 (n)	1,991,000	2,219,965
IHS Markit Ltd., 4.25%, 5/01/2029	578,000	670,526
Visa, Inc., 3.15%, 12/14/2025	4,677,000	5,232,836
Western Union Co., 2.85%, 1/10/2025	660,000	695,751
		$18,430,133
Electronics – 0.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	$3,096,000	$3,345,104
Broadcom, Inc., 4.25%, 4/15/2026	1,367,000	1,540,091
Broadcom, Inc., 4.15%, 11/15/2030	678,000	761,627
Broadcom, Inc., 4.3%, 11/15/2032	1,765,000	2,016,320
Intel Corp., 4.75%, 3/25/2050	2,420,000	3,332,631
		$10,995,773
Energy - Integrated – 0.2%
Eni S.p.A., 4.75%, 9/12/2028 (n)	$1,944,000	$2,260,911
Total Capital International S.A., 3.127%, 5/29/2050	1,962,000	2,036,283
		$4,297,194
Financial Institutions – 0.2%
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	$362,000	$374,942
AerCap Ireland Capital DAC, 3.65%, 7/21/2027	2,789,000	2,554,698
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	776,000	737,488
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	830,000	740,469
		$4,407,597
Food & Beverages – 0.7%
Anheuser-Busch InBev S.A., 8%, 11/15/2039	$2,610,000	$4,208,632
Constellation Brands, Inc., 3.5%, 5/09/2027	3,365,000	3,761,750
Diageo Capital PLC, 2.375%, 10/24/2029	3,022,000	3,214,896
General Mills, Inc., 4%, 4/17/2025	2,414,000	2,734,213
General Mills, Inc., 2.875%, 4/15/2030	499,000	547,115
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	409,000	458,874
Keurig Dr Pepper, Inc., 3.8%, 5/01/2050	833,000	958,384
Mondelez International, Inc., 1.5%, 2/04/2031	574,000	559,537
PepsiCo, Inc., 3.5%, 3/19/2040	646,000	765,017
		$17,208,418
Gaming & Lodging – 0.2%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$1,804,000	$2,009,061
Las Vegas Sands Corp., 3.9%, 8/08/2029	1,044,000	1,043,804
Marriott International, Inc., 4%, 4/15/2028	2,208,000	2,274,425
Marriott International, Inc., 4.625%, 6/15/2030	287,000	307,362
		$5,634,652

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – 0.3%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$731,000	$820,061
American International Group, Inc., 4.875%, 6/01/2022	3,566,000	3,822,557
American International Group, Inc., 4.125%, 2/15/2024	2,620,000	2,903,670
		$7,546,288
Insurance - Health – 0.2%
UnitedHealth Group, Inc., 3.5%, 8/15/2039	$833,000	$956,967
UnitedHealth Group, Inc., 3.7%, 8/15/2049	2,163,000	2,587,847
		$3,544,814
Insurance - Property & Casualty – 0.3%
Aon Corp., 3.75%, 5/02/2029	$2,594,000	$2,992,113
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	1,068,000	1,192,856
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	1,233,000	1,376,471
Marsh & McLennan Cos., Inc., 4.75%, 3/15/2039	944,000	1,242,646
		$6,804,086
International Market Quasi-Sovereign – 0.3%
Temasek Financial I Ltd. (Republic of Singapore), 2.375%, 1/23/2023 (n)	$6,400,000	$6,674,243
Internet – 0.0%
Alphabet, Inc., 1.9%, 8/15/2040	$1,079,000	$1,038,070
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,901,000	$2,042,487
CNH Industrial Capital LLC, 1.875%, 1/15/2026	513,000	512,302
		$2,554,789
Major Banks – 2.1%
Bank of America Corp., 4.1%, 7/24/2023	$3,870,000	$4,236,906
Bank of America Corp., 4.125%, 1/22/2024	5,102,000	5,650,942
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	1,842,000	2,010,491
Bank of America Corp., 3.5%, 4/19/2026	1,542,000	1,727,726
Bank of America Corp., 2.676% to 6/19/2040, FLR (SOFR + 1.93%) to 6/19/2041	2,249,000	2,296,412
Bank of New York Mellon Corp., 1.6%, 4/24/2025	2,086,000	2,168,255
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	3,245,000	3,429,948
JPMorgan Chase & Co., 3.2%, 1/25/2023	5,489,000	5,834,687
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	4,188,000	4,736,789
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR + 2.515%) to 5/13/2031	637,000	683,440
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR + 2.46%) to 4/22/2041	3,251,000	3,526,487
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	1,248,000	1,501,832
Morgan Stanley, 3.125%, 1/23/2023	424,000	448,282
Morgan Stanley, 3.875%, 4/29/2024	1,539,000	1,698,346
Morgan Stanley, 4%, 7/23/2025	1,206,000	1,363,082
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR + 1.143%) to 1/22/2031	4,760,000	5,070,329
PNC Bank N.A., 2.7%, 10/22/2029	835,000	901,815
Royal Bank of Canada, 1.15%, 6/10/2025	3,142,000	3,185,888
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.7%) to 3/30/2026 (n)	464,000	504,533
		$50,976,190
Medical & Health Technology & Services – 0.9%
Alcon, Inc., 2.6%, 5/27/2030 (n)	$302,000	$319,691
Alcon, Inc., 3.8%, 9/23/2049 (n)	1,564,000	1,768,226
Becton, Dickinson and Co., 3.125%, 11/08/2021	1,075,000	1,104,924
Becton, Dickinson and Co., 4.669%, 6/06/2047	2,043,000	2,522,697
Cigna Corp., 3.2%, 3/15/2040	635,000	673,155
HCA, Inc., 5.125%, 6/15/2039	2,562,000	3,109,146
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022	660,000	682,919
Laboratory Corp. of America Holdings, 3.25%, 9/01/2024	1,672,000	1,823,641

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	$1,590,000	$2,023,886
Northwell Healthcare, Inc., 3.979%, 11/01/2046	171,000	187,041
Northwell Healthcare, Inc., 4.26%, 11/01/2047	1,367,000	1,569,293
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	2,583,000	2,875,443
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027	2,566,000	2,887,735
		$21,547,797
Medical Equipment – 0.4%
Abbott Laboratories, 4.9%, 11/30/2046	$2,024,000	$2,869,628
Boston Scientific Corp., 3.75%, 3/01/2026	2,680,000	3,054,069
Danaher Corp., 2.6%, 10/01/2050	1,294,000	1,268,561
Zimmer Biomet Holdings, Inc., 3.55%, 4/01/2025	2,940,000	3,250,136
		$10,442,394
Metals & Mining – 0.1%
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	$1,493,000	$1,488,939
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	1,412,000	1,513,791
		$3,002,730
Midstream – 0.6%
Cheniere Energy, Inc., 3.7%, 11/15/2029 (n)	$1,727,000	$1,795,015
Enbridge, Inc., 2.5%, 1/15/2025	1,100,000	1,157,469
Enterprise Products Operating LLC, 4.2%, 1/31/2050	882,000	937,699
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	1,369,000	1,498,031
ONEOK, Inc., 4.95%, 7/13/2047	2,637,000	2,473,613
Plains All American Pipeline LP, 3.8%, 9/15/2030	1,781,000	1,727,004
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	1,769,000	1,995,316
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030 (n)	585,000	658,974
Spectra Energy Partners LP, 3.375%, 10/15/2026	942,000	1,036,867
		$13,279,988
Mortgage-Backed – 12.2%
Fannie Mae, 5%, 12/01/2020 - 3/01/2041	$3,112,057	$3,566,446
Fannie Mae, 5.5%, 1/01/2021 - 4/01/2040	7,435,957	8,582,008
Fannie Mae, 6%, 1/01/2021 - 7/01/2037	3,946,481	4,567,523
Fannie Mae, 2.59%, 5/01/2023	434,527	453,473
Fannie Mae, 3.5%, 5/25/2025 - 11/01/2048	24,912,000	26,956,981
Fannie Mae, 2.7%, 7/01/2025	367,000	397,553
Fannie Mae, 3.43%, 6/01/2026	559,885	628,080
Fannie Mae, 2.28%, 11/01/2026	466,957	500,334
Fannie Mae, 2.584%, 12/25/2026	1,585,000	1,725,582
Fannie Mae, 3%, 11/01/2028 - 9/01/2050	18,139,032	19,288,183
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	1,306,599	1,514,598
Fannie Mae, 2.5%, 11/01/2031 - 7/01/2050	5,494,448	5,817,800
Fannie Mae, 3%, 2/25/2033 (i)	497,228	52,135
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	7,799,102	8,729,910
Fannie Mae, 3.25%, 5/25/2040	207,936	225,261
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	17,184,673	18,859,864
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	1,290,880	1,331,707
Fannie Mae, 4%, 7/25/2046 (i)	433,155	81,142
Fannie Mae, TBA, 2%, 10/01/2035 - 11/01/2050	13,550,000	14,018,610
Fannie Mae, TBA, 2.5%, 10/01/2035 - 11/01/2050	18,230,000	19,074,427
Fannie Mae, TBA, 3%, 10/01/2035 - 10/01/2050	11,325,000	11,867,189
Fannie Mae, TBA, 1.5%, 11/01/2035	1,850,000	1,891,549
Fannie Mae, TBA, 3.5%, 10/01/2050	2,800,000	2,952,141
Freddie Mac, 6%, 5/01/2021 - 6/01/2037	1,477,716	1,712,162
Freddie Mac, 5.5%, 10/01/2021 - 2/01/2037	1,131,668	1,306,569
Freddie Mac, 5%, 12/01/2021 - 1/15/2040	1,962,118	2,252,916
Freddie Mac, 2.791%, 1/25/2022	1,485,000	1,520,683

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 2.51%, 11/25/2022	$1,503,000	$1,558,370
Freddie Mac, 3.111%, 2/25/2023	2,136,000	2,252,322
Freddie Mac, 3.32%, 2/25/2023	745,000	789,993
Freddie Mac, 3.25%, 4/25/2023	2,474,000	2,623,604
Freddie Mac, 3.06%, 7/25/2023	175,000	186,108
Freddie Mac, 3.458%, 8/25/2023	1,642,000	1,768,361
Freddie Mac, 1.022%, 4/25/2024 (i)	5,672,171	138,397
Freddie Mac, 0.631%, 7/25/2024 (i)	14,179,000	267,892
Freddie Mac, 0.732%, 7/25/2024 (i)	5,085,653	91,216
Freddie Mac, 4.5%, 8/01/2024 - 5/01/2042	1,525,286	1,696,617
Freddie Mac, 0.43%, 8/25/2024 (i)	15,246,000	204,795
Freddie Mac, 0.529%, 8/25/2024 (i)	27,968,988	369,412
Freddie Mac, 3.064%, 8/25/2024	794,000	859,679
Freddie Mac, 0.489%, 10/25/2024 (i)	20,214,563	245,130
Freddie Mac, 3.171%, 10/25/2024	1,304,000	1,429,765
Freddie Mac, 0.4%, 11/25/2024 (i)	15,385,000	179,908
Freddie Mac, 2.67%, 12/25/2024	1,561,000	1,685,567
Freddie Mac, 3.329%, 5/25/2025	2,660,000	2,970,225
Freddie Mac, 3.01%, 7/25/2025	423,000	466,318
Freddie Mac, 3.151%, 11/25/2025	1,001,000	1,114,663
Freddie Mac, 0.773%, 6/25/2027 (i)	13,682,000	589,671
Freddie Mac, 0.889%, 6/25/2027 (i)	4,688,701	209,066
Freddie Mac, 3.117%, 6/25/2027	1,114,000	1,262,736
Freddie Mac, 0.711%, 7/25/2027 (i)	12,062,207	432,522
Freddie Mac, 0.461%, 8/25/2027 (i)	9,650,000	229,374
Freddie Mac, 0.564%, 8/25/2027 (i)	6,704,291	182,582
Freddie Mac, 0.406%, 9/25/2027 (i)	10,419,000	214,888
Freddie Mac, 3.187%, 9/25/2027	754,000	865,862
Freddie Mac, 0.325%, 11/25/2027 (i)	16,290,000	249,035
Freddie Mac, 0.418%, 11/25/2027 (i)	11,645,417	220,817
Freddie Mac, 0.456%, 11/25/2027 (i)	10,446,009	232,567
Freddie Mac, 0.37%, 12/25/2027 (i)	10,109,000	190,908
Freddie Mac, 0.413%, 12/25/2027 (i)	11,210,000	242,194
Freddie Mac, 0.493%, 12/25/2027 (i)	17,841,771	431,919
Freddie Mac, 3.65%, 2/25/2028	904,000	1,063,444
Freddie Mac, 3.9%, 4/25/2028	1,667,000	1,997,532
Freddie Mac, 1.218%, 7/25/2029 (i)	829,983	69,835
Freddie Mac, 1.269%, 8/25/2029 (i)	5,228,315	460,311
Freddie Mac, 1.916%, 4/25/2030 (i)	900,000	138,491
Freddie Mac, 1.985%, 4/25/2030 (i)	2,701,417	430,435
Freddie Mac, 1.765%, 5/25/2030 (i)	1,301,002	187,359
Freddie Mac, 1.906%, 5/25/2030 (i)	3,334,078	514,093
Freddie Mac, 1.436%, 6/25/2030 (i)	1,327,631	155,721
Freddie Mac, 1.6%, 9/25/2030 (i)	1,191,673	168,724
Freddie Mac, 0.445%, 11/25/2032 (i)	8,855,834	257,359
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	753,484	859,005
Freddie Mac, 5.5%, 2/15/2036 (i)	100,533	19,571
Freddie Mac, 4%, 8/01/2037 - 8/01/2047	8,139,775	8,869,318
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	18,711,527	20,229,334
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	18,265,476	19,688,881
Freddie Mac, 4.5%, 12/15/2040 (i)	104,354	9,983
Freddie Mac, 4%, 8/15/2044 (i)	122,499	14,824
Ginnie Mae, 2.5%, 7/20/2032	350,000	371,518
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	1,623,257	1,896,887
Ginnie Mae, 5.5%, 5/15/2033 - 10/15/2035	1,004,847	1,167,609
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2041	2,488,578	2,789,419
Ginnie Mae, 5%, 7/20/2033 - 12/15/2034	322,398	366,635
Ginnie Mae, 4%, 1/20/2041 - 2/20/2042	2,814,013	3,094,884
Ginnie Mae, 3.5%, 12/15/2041 - 3/20/2048	10,500,927	11,305,903

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 3%, 4/20/2045 - 9/20/2050	$15,521,727	$16,394,893
Ginnie Mae, 0.636%, 2/16/2059 (i)	5,239,317	257,424
Ginnie Mae, TBA, 2%, 10/01/2050	2,375,000	2,467,402
Ginnie Mae, TBA, 2.5%, 10/01/2050 - 11/01/2050	3,750,000	3,936,994
Ginnie Mae, TBA, 3%, 10/01/2050	275,000	287,939
Ginnie Mae, TBA, 3.5%, 10/01/2050 - 11/01/2050	2,900,000	3,054,105
Ginnie Mae, TBA, 4%, 10/01/2050	1,425,000	1,514,035
		$290,367,176
Municipals – 0.5%
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NATL, 7.425%, 2/15/2029	$2,750,000	$3,421,852
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	3,685,000	6,250,681
State of Florida, “A”, 2.154%, 7/01/2030	1,437,000	1,455,509
		$11,128,042
Natural Gas - Distribution – 0.0%
NiSource, Inc., 5.65%, 2/01/2045	$554,000	$764,298
Natural Gas - Pipeline – 0.2%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$3,780,000	$4,171,873
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	280,000	316,575
		$4,488,448
Network & Telecom – 0.3%
AT&T, Inc., 3.65%, 9/15/2059 (n)	$2,028,000	$1,992,205
Verizon Communications, Inc., 4.272%, 1/15/2036	2,164,000	2,669,280
Verizon Communications, Inc., 4.812%, 3/15/2039	2,616,000	3,425,696
		$8,087,181
Oils – 0.3%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$1,264,000	$1,317,744
Phillips 66 Co., 2.15%, 12/15/2030	3,897,000	3,789,819
Valero Energy Corp., 4.9%, 3/15/2045	2,669,000	2,970,970
		$8,078,533
Other Banks & Diversified Financials – 0.5%
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	$2,890,000	$3,115,420
Branch Banking & Trust Co., 2.25%, 3/11/2030	2,707,000	2,792,684
Capital One Financial Corp., 3.75%, 3/09/2027	1,956,000	2,171,835
Citigroup, Inc., 2.666% to 1/29/2030, FLR (SOFR + 1.146%) to 1/29/2031	3,245,000	3,415,351
		$11,495,290
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$1,412,000	$1,663,466
Republic Services, Inc., 1.45%, 2/15/2031	1,135,000	1,119,336
		$2,782,802
Real Estate - Other – 0.0%
Prologis, Inc., REIT, 2.25%, 4/15/2030	$816,000	$867,313
Real Estate - Retail – 0.2%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$200,000	$216,657
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	1,903,000	2,035,428
Realty Income Corp., REIT, 3.25%, 1/15/2031	649,000	718,214
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	1,759,000	1,762,076
		$4,732,375

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 0.4%
Best Buy Co., Inc., 4.45%, 10/01/2028	$2,306,000	$2,734,541
Costco Wholesale Corp., 1.75%, 4/20/2032	2,168,000	2,224,304
Home Depot, Inc., 3.9%, 6/15/2047	1,262,000	1,558,122
Target Corp., 2.25%, 4/15/2025	3,248,000	3,480,295
		$9,997,262
Specialty Stores – 0.1%
TJX Cos., Inc., 3.75%, 4/15/2027	$433,000	$496,403
TJX Cos., Inc., 3.875%, 4/15/2030	519,000	615,591
TJX Cos., Inc., 4.5%, 4/15/2050	367,000	473,817
		$1,585,811
Telecommunications - Wireless – 0.6%
American Tower Corp., REIT, 3%, 6/15/2023	$1,065,000	$1,127,899
American Tower Corp., REIT, 3.6%, 1/15/2028	1,291,000	1,448,116
American Tower Corp., REIT, 3.1%, 6/15/2050	1,779,000	1,759,495
American Tower Trust I, REIT, 3.07%, 3/15/2023 (n)	3,240,000	3,306,557
Crown Castle International Corp., 1.35%, 7/15/2025	798,000	806,659
Crown Castle International Corp., 3.65%, 9/01/2027	2,901,000	3,246,147
T-Mobile USA, Inc., 2.05%, 2/15/2028 (n)	1,801,000	1,843,900
T-Mobile USA, Inc., 4.5%, 4/15/2050 (n)	223,000	267,528
		$13,806,301
Telephone Services – 0.1%
Deutsche Telekom AG, 3.625%, 1/21/2050 (n)	$1,281,000	$1,420,059
Tobacco – 0.0%
B.A.T. Capital Corp., 4.906%, 4/02/2030	$530,000	$625,102
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$2,064,000	$2,983,079
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.35%, 7/01/2023	$1,101	$1,143
Small Business Administration, 4.77%, 4/01/2024	82,448	86,006
Small Business Administration, 5.18%, 5/01/2024	127,838	134,731
Small Business Administration, 5.52%, 6/01/2024	6,832	7,231
Small Business Administration, 4.99%, 9/01/2024	127,346	134,085
Small Business Administration, 4.95%, 3/01/2025	4,538	4,783
Small Business Administration, 5.11%, 8/01/2025	421,636	449,874
		$817,853
U.S. Treasury Obligations – 5.1%
U.S. Treasury Bonds, 2.875%, 5/15/2043	$9,096,000	$11,898,350
U.S. Treasury Bonds, 2.5%, 2/15/2045	9,797,000	12,083,987
U.S. Treasury Bonds, 3%, 11/15/2045	3,638,000	4,897,800
U.S. Treasury Bonds, 3%, 2/15/2048	8,760,000	11,932,762
U.S. Treasury Bonds, 2.875%, 5/15/2049	900,000	1,208,285
U.S. Treasury Bonds, 2.375%, 11/15/2049	13,035,000	15,960,746
U.S. Treasury Notes, 1.75%, 11/30/2021	22,605,000	23,030,610
U.S. Treasury Notes, 1.375%, 1/31/2022	41,000,000	41,680,664
		$122,693,204
Utilities - Electric Power – 1.2%
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023	$1,930,000	$2,104,355
Berkshire Hathaway Energy Co., 4.25%, 10/15/2050 (n)	296,000	368,525
Duke Energy Corp., 2.65%, 9/01/2026	397,000	429,464
Enel Finance International N.V., 2.65%, 9/10/2024	1,020,000	1,081,477
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	1,916,000	2,349,931

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	$392,000	$486,192
Evergy, Inc., 2.9%, 9/15/2029	1,863,000	1,999,587
Exelon Corp., 4.05%, 4/15/2030	2,165,000	2,539,628
FirstEnergy Corp., 3.4%, 3/01/2050	1,229,000	1,192,225
Georgia Power Co., 3.7%, 1/30/2050	171,000	190,141
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	1,511,000	1,727,402
Northern States Power Co., 2.6%, 6/01/2051	2,166,000	2,199,031
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	2,810,000	3,694,828
Pacific Gas & Electric Co., 2.1%, 8/01/2027	549,000	531,196
Pacific Gas & Electric Co., 3.3%, 8/01/2040	1,053,000	966,992
PPL Capital Funding, Inc., 5%, 3/15/2044	870,000	1,084,667
PPL Corp., 3.4%, 6/01/2023	2,940,000	3,130,882
Xcel Energy, Inc., 3.4%, 6/01/2030	1,099,000	1,262,225
Xcel Energy, Inc., 3.5%, 12/01/2049	1,310,000	1,455,278
		$28,794,026
Utilities - Gas – 0.1%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$1,509,000	$1,562,935
Total Bonds		$920,983,215
Convertible Preferred Stocks – 1.0%
Automotive – 0.2%
Aptiv PLC, 5.5%	39,000	$4,423,380
Medical Equipment – 0.4%
Boston Scientific Corp., 5.5%	57,604	$6,444,160
Danaher Corp., 4.75%	1,324	1,954,025
		$8,398,185
Telecommunications - Wireless – 0.2%
T-Mobile USA, Inc., 5.25%	5,432	$5,857,217
Utilities - Electric Power – 0.2%
CenterPoint Energy, Inc., 7%	162,120	$5,907,653
Total Convertible Preferred Stocks		$24,586,435
Preferred Stocks – 0.2%
Electronics – 0.2%
Samsung Electronics Co. Ltd.	130,206	$5,622,405
Investment Companies (h) – 4.4%
Money Market Funds – 4.4%
MFS Institutional Money Market Portfolio, 0.1% (v)	104,693,561	$104,693,561

Other Assets, Less Liabilities – (3.0)%		(72,715,217)
Net Assets – 100.0%		$2,390,784,223
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $104,693,561 and $2,358,805,879, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $134,341,046, representing 5.6% of net assets.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,338,784,471	$5,857,217	$—	$1,344,641,688
Switzerland	29,034,140	—	—	29,034,140
Taiwan	17,754,168	—	—	17,754,168
United Kingdom	2,876,232	14,414,598	—	17,290,830
France	9,217,480	—	—	9,217,480
Netherlands	9,118,744	—	—	9,118,744
South Korea	5,622,405	—	—	5,622,405
Germany	5,143,209	—	—	5,143,209
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	123,511,057	—	123,511,057
Non - U.S. Sovereign Debt	—	6,674,243	—	6,674,243
Municipal Bonds	—	11,128,042	—	11,128,042
U.S. Corporate Bonds	—	320,976,925	—	320,976,925
Residential Mortgage-Backed Securities	—	290,904,290	—	290,904,290
Commercial Mortgage-Backed Securities	—	64,315,622	—	64,315,622
Asset-Backed Securities (including CDOs)	—	47,648,137	—	47,648,137
Foreign Bonds	—	55,824,899	—	55,824,899
Mutual Funds	104,693,561	—	—	104,693,561
Total	$1,522,244,410	$941,255,030	$—	$2,463,499,440
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$40,930,012	$403,440,142	$339,672,492	$2,152	$(6,253)	$104,693,561
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$184,447	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.